                         CLASS A AND CLASS B SHARES OF

                           AIM EMERGING MARKETS FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED SEPTEMBER 8, 1998

         The Board of Trustees of AIM Investment Funds unanimously approved, on September 23, 1998, a Plan of Reorganization and Termination ("Plan") pursuant to which AIM Emerging Markets Fund ("Emerging Markets Fund"), a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), another series of AIM Investment Funds. As a result of the transaction, shareholders of Emerging Markets Fund would receive shares of Developing Markets Fund in exchange for their shares of Emerging Markets Fund, and Emerging Markets Fund would cease operations. Developing Markets Fund seeks long-term capital appreciation and, secondarily seeks income to the extent consistent with capital appreciation. While Developing Markets Fund may invest more extensively in debt securities (up to 50% of its assets) than Emerging Markets Fund, like Emerging Markets Fund, Developing Markets Fund invests primarily in securities of issuers located in emerging markets.

         The Plan requires the approval of Emerging Markets Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Emerging Markets Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                                                           September 28, 1998


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                            ADVISOR CLASS SHARES OF

                           AIM EMERGING MARKETS FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED SEPTEMBER 8, 1998

         The Board of Trustees of AIM Investment Funds unanimously approved, on September 23, 1998, a Plan of Reorganization and Termination ("Plan") pursuant to which AIM Emerging Markets Fund ("Emerging Markets Fund"), a series of AIM Investment Funds, would transfer substantially all of its assets to AIM Developing Markets Fund ("Developing Markets Fund"), another series of AIM Investment Funds. As a result of the transaction, shareholders of Emerging Markets Fund would receive shares of Developing Markets Fund in exchange for their shares of Emerging Markets Fund, and Emerging Markets Fund would cease operations. Developing Markets Fund seeks long-term capital appreciation and, secondarily seeks income to the extent consistent with capital appreciation. While Developing Markets Fund may invest more extensively in debt securities (up to 50% of its assets) than Emerging Markets Fund, like Emerging Markets Fund, Developing Markets Fund invests primarily in securities of issuers located in emerging markets.

         The Plan requires the approval of Emerging Markets Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of Emerging Markets Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                                                            September 28, 1998